Risk Management (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 25,258,297	R$ 19,536,350	R$ 18,958,671	R$ 17,723,836
Services payable	1,438,507	750,732
Public-Private Partnership - PPP	2,853,896	2,798,688
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	25,258,297	19,536,350
Trade payables and contractors	766,609	456,215
Services payable	1,438,507	750,732
Program contract commitments		34,016
Public-Private Partnership - PPP	3,306,219	3,286,614
Fair Values [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	26,362,590	19,950,055
Trade payables and contractors	766,609	456,215
Services payable	1,438,507	750,732
Program contract commitments		34,016
Public-Private Partnership - PPP	R$ 3,306,219	R$ 3,286,614